Revision of Prior Period Amounts (Table)	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Revision of prior period amounts
Consolidated Balance Sheet -- December 31, 2010

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Cash and cash equivalents	$294,426	$(17,511)	$276,915
Total current assets	1,109,624	(17,511)	1,092,113
Total assets	5,893,060	(17,511)	5,875,549
Accounts payable - trade	281,601	(17,511)	264,090
Total current liabilities	665,995	(17,511)	648,484
Total liabilities and equity	5,893,060	(17,511)	5,875,549

Consolidated Statement of Cash Flows -- Year Ended December 31, 2010

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable - trade	$(14,660)	$(37,908)	$(52,568)
Change in Other assets and liabilities	79,546	(1,994)	77,552
Cash flows from operating activities	874,289	(39,902)	834,387
Cash used for additions to property, plant and equipment	(583,134)	13,811	(569,323)
Cash flows used in investing activities	(791,108)	13,811	(777,297)
Net increase (decrease) in cash	15	(26,091)	(26,076)
and cash equivalents

Consolidated Statement of Cash Flows -- Year Ended December 31, 2009

	As previously
(Dollars in thousands)	reported (1)	Adjustment	Revised

Change in Accounts payable - trade	$47,503	$(11,308)	$36,195
Change in Other assets and liabilities	(51,107)	1,309	(49,798)
Cash flows from operating activities	881,808	(9,999)	871,809
Cash used for additions to property, plant and equipment	(546,758)	15,989	(530,769)
Cash flows used in investing activities	(561,451)	15,989	(545,462)
Net increase (decrease) in cash	123,415	5,990	129,405
and cash equivalents

  In Current Report on Form 8-K filed on November 16, 2011.